Income/(loss) per share (Tables)	3 Months Ended
Mar. 31, 2026
Income/(loss) per share
Schedule of basic and diluted income/(loss) per share

The reported basic and diluted income/(loss) per share were as follows:

	Three months ended
	March 31,	March 31,
	2026	2025
	$	$
Income per share from continuing operations
Basic	0.20	0.14
Diluted	0.20	0.14

Income/(loss) per share from discontinued operations
Basic	0.03	(0.04)
Diluted	0.03	(0.04)

Income per share
Basic	0.23	0.10
Diluted	0.22	0.10

The following tables set out the data used in the basic and diluted income/(loss) per share calculations:

	Three months ended
	March 31,	March 31,
	2026	2025
	$'m	$'m
Income from continuing operations
Income for the period	67.1	46.9
Exclude: loss for the period attributable to non-controlling interests	0.1	—
Income for the period attributable to owners of the Company	67.2	46.9

Income/(loss) from discontinued operations
Income/(loss) for the period	9.9	(16.2)
Exclude: (income)/loss for the period attributable to non-controlling interests	(1.3)	2.4
Income/(loss) for the period attributable to owners of the Company	8.6	(13.8)

Income for the period	77.0	30.7
Exclude: (income)/loss for the period attributable to non-controlling interests	(1.2)	2.4
Income for the period attributable to owners of the Company	75.8	33.1

	Three months ended
	March 31,	March 31,
	2026	2025
	'000	'000

Weighted average number of ordinary shares outstanding	335,713	333,600
Weighted average number of potential ordinary shares	7,398	5,469